Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Annual Commitments Under Operating Leases

Future minimum annual commitments under such operating leases at September 30, 2016 are as follows:

Twelve months ending September 30,
2017	$6,674
2018	5,218
2019	4,072
2020	3,260
2021	2,529
Thereafter	773
Future minimum annual commitments under such operating leases at December 31, 2015 are as follows:

Years ending December 31,
2016	$6,537
2017	5,750
2018	5,622
2019	3,452
2020	2,722
Thereafter	2,070